DELAWARE GROUP® EQUITY FUNDS V
Delaware Small Cap Value Fund
(the “Fund”)

Supplement to the Fund’s Statutory Prospectus and Statement of Additional Information
dated March 30, 2023, as amended

Effective immediately, the following replaces the section in the Fund’s statutory prospectus entitled, “Fund summary – Delaware Small Cap Value Fund – Who manages the Fund? – Investment manager:”

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Kelley M. Carabasi, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Kent P. Madden, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Michael Foley, CFA	Senior Portfolio Manager	July 2019

Effective immediately, the following replaces the section in the Fund’s statutory prospectus entitled “Who manages the Fund – Portfolio managers:”

Kelley M. Carabasi and Kent P. Madden have primary responsibility for making day-to-day investment decisions for the Fund. Ms. Carabasi and Mr. Madden regularly consult with Michael Foley.

Kelley M. Carabasi, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kelley M. Carabasi, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role she assumed in January 2022. She assumed portfolio management responsibilities in July 2012. She joined the team in July 2005 as an equity analyst.

Kent P. Madden, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kent P. Madden, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role he assumed in January 2022. He assumed portfolio management responsibilities in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010.

Michael Foley, CFA Senior Portfolio Manager
Michael Foley, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2019. He joined the team in February 2015 as a senior equity analyst.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Effective immediately, the following replaces the chart in the section of the Fund’s statement of additional information entitled, “Portfolio Managers – Other Accounts Managed:”

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of November 30, 2022 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams
Registered investment companies:	7	$9.8 billion	0	$0
Other pooled investment vehicles:	1	$7.6 million	0	$0
Other accounts:	17	$1.3 billion	0	$0
Francis X. Morris
Registered investment companies:	7	$9.8 billion	0	$0
Other pooled investment vehicles:	1	$7.6 million	0	$0
Other accounts:	17	$1.3 billion	0	$0
Michael S. Morris
Registered investment companies:	7	$9.8 billion	0	$0
Other pooled investment vehicles:	1	$7.6 million	0	$0
Other accounts:	17	$1.3 billion	0	$0
Donald G. Padilla
Registered investment companies:	7	$9.8 billion	0	$0
Other pooled investment vehicles:	1	$7.6 million	0	$0
Other accounts:	17	$1.3 billion	0	$0
David. E. Reidinger
Registered investment companies:	7	$9.8 billion	0	$0
Other pooled investment vehicles:	1	$7.6 million	0	$0
Other accounts:	17	$1.3 billion	0	$0
Kelley M. Carabasi
Registered investment companies:	7	$10.1 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	6	$435.9 million	0	$0
Kent P. Madden
Registered investment companies:	7	$10.1 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	6	$435.9 million	0	$0
Michael Foley
Registered investment companies:	7	$10.1 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	6	$435.9 million	0	$0
Stefan Löwenthal
Registered investment companies:	22	$8.1 billion	0	$0
Other pooled investment vehicles:	65	$2.4 billion	0	$0
Other accounts:	17	$1.6 billion	0	$0

Jürgen Wurzer
Registered investment companies:	22	$8.1 billion	0	$0
Other pooled investment vehicles:	65	$2.4 billion	0	$0
Other accounts:	17	$1.6 billion	0	$0
Aaron D. Young
Registered investment companies:	21	$8.0 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0

Effective immediately, the following replaces the section in the Fund’s statement of additional information entitled "Portfolio Managers – Compensation Structure – Bonus – US Small-Mid Cap Value Equity Portfolio Managers:”

Bonus — US Small-Mid Cap Value Equity Portfolio Managers (Madden, Carabasi, Foley). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with the relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Effective immediately, the following replaces the chart in the section of the Fund’s statement of additional information entitled "Portfolio Managers – Ownership of Fund Shares:”

As of November 30, 2022, the portfolio managers beneficially owned shares of the Funds, as described below. If no information is shown below for a portfolio manager, the portfolio manager did not own shares of any Fund.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned[1,2]
Christopher S. Adams	Delaware Small Cap Core Fund	$100,001-$500,000
Kelley M. Carabasi	Delaware Small Cap Value Fund	$100,001-$500,000
Francis X. Morris	Delaware Small Cap Core Fund	$500,001-$1 million
Michael S. Morris	Delaware Small Cap Core Fund	$100,001-$500,000
Donald G. Padilla	Delaware Small Cap Core Fund	$50,001-$100,000

Kent P. Madden	Delaware Small Cap Value Fund	$100,001-$500,000
David E. Reidinger	Delawar Small Cap Core Fund	$10,001-$50,000
Michael Foley	Delaware Small Cap Value Fund	$10,001-$50,000
1 The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.
2 Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated October 25, 2023.